Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000021813 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000021813 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000021813 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000021813 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000021813 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000021813 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000021813 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000021813 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000021813 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000021813 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000021813 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000021813 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000021813 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[1]
C000021813 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000021813 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000021813 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021813 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021813 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021812 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000021812 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000021812 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000021812 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000021812 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000021812 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000021812 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000021812 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000021812 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000021812 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000021812 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000021812 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000021812 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[2]
C000021812 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000021812 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000021812 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021812 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021812 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021812 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021811 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000021811 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000021811 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000021811 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000021811 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000021811 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000021811 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000021811 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000021811 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000021811 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000021811 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000021811 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000021811 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[3]
C000021811 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000021811 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000021811 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021811 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021811 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021811 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021814 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000021814 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[4]
C000021814 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000021814 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000021814 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000021814 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000021814 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000021814 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000021814 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000021814 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4]
C000021814 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000021814 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000021814 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000021814 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000021814 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000021814 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021814 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021814 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021815 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000021815 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[5]
C000021815 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000021815 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000021815 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000021815 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000021815 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000021815 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000021815 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000021815 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[5]
C000021815 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000021815 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000021815 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000021815 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000021815 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000021815 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021815 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021815 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021815 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021816 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000021816 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[6]
C000021816 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000021816 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000021816 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000021816 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000021816 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000021816 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000021816 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[6]
C000021816 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000021816 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[6]
C000021816 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000021816 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000021816 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000021816 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000021816 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021816 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021816 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021816 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021819 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000021819 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000021819 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000021819 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000021819 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000021819 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000021819 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000021819 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000021819 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[7]
C000021819 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[7]
C000021819 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000021819 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000021819 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000021819 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000021819 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000021819 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021819 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021818 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000021818 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000021818 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000021818 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000021818 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
C000021818 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000021818 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000021818 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000021818 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[8]
C000021818 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[8]
C000021818 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000021818 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000021818 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000021818 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000021818 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000021818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021818 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021817 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000021817 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000021817 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000021817 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000021817 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000021817 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000021817 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000021817 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000021817 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[9]
C000021817 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[9]
C000021817 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000021817 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000021817 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000021817 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000021817 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000021817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021817 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021820 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000021820 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021820 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[10]
C000021820 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000021820 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000021820 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000021820 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000021820 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000021820 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000021820 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[10]
C000021820 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[10]
C000021820 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000021820 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[10]
C000021820 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000021820 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000021820 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000021820 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000021820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021820 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021820 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021820 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021820 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000021820 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021820 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021820 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021820 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021820 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021821 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000021821 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021821 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[11]
C000021821 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000021821 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000021821 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000021821 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000021821 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000021821 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000021821 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000021821 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[11]
C000021821 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000021821 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000021821 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000021821 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000021821 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000021821 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000021821 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021821 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021821 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021821 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021821 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000021821 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021821 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021821 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021821 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021821 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021821 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021822 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000021822 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021822 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[12]
C000021822 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000021822 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000021822 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
C000021822 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000021822 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000021822 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000021822 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[12]
C000021822 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[12]
C000021822 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000021822 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[12]
C000021822 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000021822 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
C000021822 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000021822 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000021822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021822 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021822 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021822 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021822 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000021822 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021822 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021822 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021822 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021822 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021822 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021825 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000021825 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%	[13]
C000021825 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000021825 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[13]
C000021825 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[13]
C000021825 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[13]
C000021825 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000021825 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[13]
C000021825 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000021825 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[14]
C000021825 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000021825 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000021825 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[14]
C000021825 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000021825 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000021825 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000021825 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000021825 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000021825 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
C000021825 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[14]
C000021825 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%	[14]
C000021825 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000021825 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000021825 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021825 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021825 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021825 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021825 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021825 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000021825 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
C000021825 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000021825 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021824 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[15]
C000021824 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%	[15]
C000021824 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000021824 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[15]
C000021824 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[15]
C000021824 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[15]
C000021824 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[15]
C000021824 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[15]
C000021824 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000021824 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[16]
C000021824 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000021824 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000021824 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[16]
C000021824 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000021824 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000021824 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000021824 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000021824 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000021824 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000021824 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[16]
C000021824 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%	[16]
C000021824 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000021824 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000021824 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021824 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021824 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021824 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021824 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021824 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000021824 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000021824 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000021824 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021823 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000021823 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%	[17]
C000021823 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000021823 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[17]
C000021823 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[17]
C000021823 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[17]
C000021823 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000021823 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[17]
C000021823 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000021823 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[18]
C000021823 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000021823 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000021823 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[18]
C000021823 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000021823 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000021823 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000021823 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000021823 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
C000021823 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
C000021823 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
C000021823 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%	[18]
C000021823 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000021823 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000021823 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021823 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021823 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021823 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021823 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021823 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000021823 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000021823 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000021823 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[19]
C000109742 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.20%	[19]
C000109742 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[19]
C000109742 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[19]
C000109742 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[19]
C000109742 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
C000109742 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000109742 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
C000109742 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000109742 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[20]
C000109742 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000109742 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[20]
C000109742 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[20]
C000109742 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
C000109742 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[20]
C000109742 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[20]
C000109742 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[20]
C000109742 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%	[20]
C000109742 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[20]
C000109742 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000109742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109742 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109742 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000109742 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000109742 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[20]
C000109742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000109742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021826 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[21]
C000021826 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.20%	[21]
C000021826 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[21]
C000021826 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[21]
C000021826 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[21]
C000021826 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[22]
C000021826 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000021826 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[22]
C000021826 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000021826 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000021826 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000021826 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000021826 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[22]
C000021826 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[22]
C000021826 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000021826 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[22]
C000021826 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[22]
C000021826 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%	[22]
C000021826 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[22]
C000021826 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021826 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021826 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021826 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021826 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021826 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021826 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000021826 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000021826 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021841 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[23]
C000021841 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000021841 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[23]
C000021841 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
C000021841 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[23]
C000021841 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000021841 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[23]
C000021841 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[23]
C000021841 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[23]
C000021841 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[23]
C000021841 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[23]
C000021841 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000021841 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[23]
C000021841 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[23]
C000021841 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[23]
C000021841 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021841 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021841 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021840 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[24]
C000021840 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[24]
C000021840 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[24]
C000021840 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[24]
C000021840 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[24]
C000021840 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000021840 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[24]
C000021840 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[24]
C000021840 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000021840 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[24]
C000021840 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[24]
C000021840 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000021840 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[24]
C000021840 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000021840 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[24]
C000021840 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021840 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000021840 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109743 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[25]
C000109743 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000109743 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[25]
C000109743 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[25]
C000109743 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[25]
C000109743 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000109743 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[25]
C000109743 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[25]
C000109743 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000109743 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[25]
C000109743 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[25]
C000109743 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[25]
C000109743 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[25]
C000109743 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000109743 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[25]
C000109743 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000109743 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171551 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171551 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000171551 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171551 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000171551 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021842 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021842 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000021842 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000021842 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000021842 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021843 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021843 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000021843 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000021843 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021843 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171552 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171552 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000171552 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000171552 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000171552 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171553 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171553 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000171553 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000171553 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171553 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021844 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021844 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000021844 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000021844 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000021844 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021845 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021845 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000021845 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000021845 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021845 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171554 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171554 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000171554 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000171554 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171554 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021852 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[26]
C000021852 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[26]
C000021852 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[26]
C000021852 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000021852 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000021852 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[26]
C000021852 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[26]
C000021852 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[26]
C000021852 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000021852 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000021852 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[26]
C000021852 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[26]
C000021852 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[26]
C000021852 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[26]
C000021852 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[26]
C000021852 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000021852 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021852 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021852 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021852 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021852 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021852 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021852 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021853 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[27]
C000021853 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000021853 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[27]
C000021853 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000021853 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000021853 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[27]
C000021853 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[27]
C000021853 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[27]
C000021853 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000021853 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000021853 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[27]
C000021853 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[27]
C000021853 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[27]
C000021853 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[27]
C000021853 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[27]
C000021853 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000021853 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021853 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021853 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021853 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021853 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021853 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021853 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021854 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000021854 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[28]
C000021854 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[28]
C000021854 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[28]
C000021854 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[28]
C000021854 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[28]
C000021854 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[28]
C000021854 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[28]
C000021854 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000021854 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000021854 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[28]
C000021854 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[28]
C000021854 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[28]
C000021854 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[28]
C000021854 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[28]
C000021854 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000021854 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021854 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021854 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021854 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021854 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021860 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[29]
C000021860 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[29]
C000021860 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[29]
C000021860 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[29]
C000021860 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000021860 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[29]
C000021860 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[29]
C000021860 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[29]
C000021860 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[29]
C000021860 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000021860 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[29]
C000021860 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[29]
C000021860 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[29]
C000021860 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[29]
C000021860 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000021860 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021860 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021860 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021859 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[30]
C000021859 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[30]
C000021859 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[30]
C000021859 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[30]
C000021859 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[30]
C000021859 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[30]
C000021859 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[30]
C000021859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[30]
C000021859 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000021859 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[30]
C000021859 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000021859 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[30]
C000021859 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[30]
C000021859 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[30]
C000021859 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[30]
C000021859 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021859 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021859 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021858 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000021858 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[31]
C000021858 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[31]
C000021858 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[31]
C000021858 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000021858 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[31]
C000021858 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[31]
C000021858 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[31]
C000021858 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000021858 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000021858 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000021858 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[31]
C000021858 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[31]
C000021858 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[31]
C000021858 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000021858 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021858 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021864 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[32]
C000021864 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[32]
C000021864 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[32]
C000021864 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[32]
C000021864 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[32]
C000021864 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[32]
C000021864 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[32]
C000021864 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[32]
C000021864 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[32]
C000021864 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000021864 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[32]
C000021864 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[32]
C000021864 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[32]
C000021864 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[32]
C000021864 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[32]
C000021864 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021864 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021864 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021865 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[33]
C000021865 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[33]
C000021865 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000021865 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[33]
C000021865 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000021865 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[33]
C000021865 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000021865 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[33]
C000021865 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[33]
C000021865 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000021865 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[33]
C000021865 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000021865 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[33]
C000021865 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[33]
C000021865 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[33]
C000021865 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021865 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021865 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021866 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[34]
C000021866 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[34]
C000021866 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000021866 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[34]
C000021866 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[34]
C000021866 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[34]
C000021866 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[34]
C000021866 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[34]
C000021866 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[34]
C000021866 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[34]
C000021866 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[34]
C000021866 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[34]
C000021866 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[34]
C000021866 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[34]
C000021866 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[34]
C000021866 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021866 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021866 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021866 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Percentages exclude derivatives (other than purchased options), if any.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Percentages exclude derivatives (other than purchased options), if any.
[4]	Percentages exclude derivatives (other than purchased options), if any.
[5]	Percentages exclude derivatives (other than purchased options), if any.
[6]	Percentages exclude derivatives (other than purchased options), if any.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Percentages exclude derivatives (other than purchased options), if any.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.
[12]	Percentages exclude derivatives (other than purchased options), if any.
[13]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[14]	Percentages exclude derivatives (other than purchased options), if any.
[15]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[16]	Percentages exclude derivatives (other than purchased options), if any.
[17]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[18]	Percentages exclude derivatives (other than purchased options), if any.
[19]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[20]	Percentages exclude derivatives (other than purchased options), if any.
[21]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[22]	Percentages exclude derivatives (other than purchased options), if any.
[23]	Percentages exclude derivatives (other than purchased options), if any.
[24]	Percentages exclude derivatives (other than purchased options), if any.
[25]	Percentages exclude derivatives (other than purchased options), if any.
[26]	Percentages exclude derivatives (other than purchased options), if any.
[27]	Percentages exclude derivatives (other than purchased options), if any.
[28]	Percentages exclude derivatives (other than purchased options), if any.
[29]	Percentages exclude derivatives (other than purchased options), if any.
[30]	Percentages exclude derivatives (other than purchased options), if any.
[31]	Percentages exclude derivatives (other than purchased options), if any.
[32]	Percentages exclude derivatives (other than purchased options), if any.
[33]	Percentages exclude derivatives (other than purchased options), if any.
[34]	Percentages exclude derivatives (other than purchased options), if any.